Portfolio of investments—August 31, 2023 (unaudited)
Portfolio of investments

		Shares	Value
Investment companies: 98.08%
Affiliated master portfolios: 75.33%
Allspring C&B Large Cap Value Portfolio			$45,003,168
Allspring Core Bond Portfolio			80,501,425
Allspring Disciplined International Developed Markets Portfolio			112,090,091
Allspring Diversified Large Cap Growth Portfolio			145,139,802
Allspring Emerging Growth Portfolio			14,304,812
Allspring Factor Enhanced Emerging Markets Equity Portfolio			16,995,931
Allspring Factor Enhanced International Equity Portfolio			41,772,287
Allspring Large Company Value Portfolio			149,208,941
Allspring Managed Fixed Income Portfolio			287,449,023
Allspring Real Return Portfolio			44,731,708
Allspring Small Company Growth Portfolio			14,630,696
Allspring Small Company Value Portfolio			35,351,609
			987,179,493
Exchange-traded funds: 6.61%
iShares Core MSCI EAFE ETF		764,178	51,131,150
iShares iBoxx High Yield Corporate Bond ETF		471,137	35,467,193
			86,598,343
Stock funds: 16.14%
Allspring Disciplined U.S. Core Fund Class R6♠		8,720,120	177,977,653
Allspring Emerging Markets Equity Fund Class R6♠		682,968	16,671,246
Allspring Emerging Markets Equity Income Fund Class R6♠		1,643,290	16,810,856
			211,459,755
Total investment companies (Cost $1,201,788,674)			1,285,237,591
Total investments in securities (Cost $1,201,788,674)	98.08%		1,285,237,591
Other assets and liabilities, net	1.92		25,217,422
Total net assets	100.00%		$1,310,455,013

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	$179,645,604	$0	$(16,795,964)	$(1,402,812)	$16,530,825	$177,977,653
Allspring Emerging Markets Equity Fund Class R6	16,968,005	80,036	(792,097)	11,479	403,823	16,671,246
Allspring Emerging Markets Equity Income Fund Class R6	16,835,136	318,650	(617,642)	16,408	258,304	16,810,856
				$(1,374,925)	$17,192,952	$211,459,755
See accompanying notes to portfolio of investments
Allspring Asset Allocation Fund | 1

Portfolio of investments—August 31, 2023 (unaudited)

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	8,720,120	$0
Allspring Emerging Markets Equity Fund Class R6	682,968	0
Allspring Emerging Markets Equity Income Fund Class R6	1,643,290	173,091
		$173,091
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring C&B Large Cap Value Portfolio	17.53%	16.74%	$1,219,810	$2,595,846	$9	$283,176	$17,062	$45,003,168
Allspring Core Bond Portfolio	1.74	1.75	(1,320,931)	(109,175)	840,866	0	33,367	80,501,425
Allspring Disciplined International Developed Markets Portfolio	85.71	85.71	674,044	2,974,664	1,862	563,834	33,769	112,090,091
Allspring Diversified Large Cap Growth Portfolio	83.71	83.84	4,794,158	7,907,964	509	321,064	16,375	145,139,802
Allspring Emerging Growth Portfolio	4.37	4.31	(345,829)	770,351	80	4,701	4,492	14,304,812
Allspring Factor Enhanced Emerging Markets Equity Portfolio	16.43	16.04	(157,063)	420,725	550	229,440	3,440	16,995,931
Allspring Factor Enhanced International Equity Portfolio	9.71	9.53	107,648	1,506,499	2,389	231,107	14,620	41,772,287
Allspring Large Company Value Portfolio	84.18	84.06	4,352,650	5,588,317	5,591	827,817	35,251	149,208,941
Allspring Managed Fixed Income Portfolio	81.08	80.97	(1,036,227)	(2,981,952)	2,803,737	0	41,851	287,449,023
Allspring Real Return Portfolio	21.28	20.45	(64,243)	(287,968)	505,915	41,598	7,037	44,731,708
Allspring Small Company Growth Portfolio	2.02	1.89	217,520	1,008,303	6	14,113	5,409	14,630,696
Allspring Small Company Value Portfolio	6.72	6.49	454,701	3,381,424	16	184,042	4,057	35,351,609
			$8,896,238	$22,774,998	$4,161,530	$2,700,892	$216,730	$987,179,493
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	218	9-7-2023	$33,096,093	$34,918,657	$1,822,564	$0
S&P/TSX 60 Index	220	9-14-2023	39,143,067	39,600,651	457,584	0
E-Mini NASDAQ 100 Index	177	9-15-2023	52,170,786	55,006,290	2,835,504	0
E-Mini Russell 1000 Growth Index	222	9-15-2023	30,048,597	31,537,320	1,488,723	0
E-Mini S&P 500 Index	87	9-15-2023	19,701,754	19,644,600	0	(57,154)
Japanese Yen Futures	550	9-18-2023	49,988,708	47,382,500	0	(2,606,208)
Mexican Peso Futures	917	9-18-2023	26,036,876	26,936,875	899,999	0
10-Year Euro BUND Index	241	12-7-2023	34,631,718	34,659,997	28,279	0
See accompanying notes to portfolio of investments
2 | Allspring Asset Allocation Fund

Portfolio of investments—August 31, 2023 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
10-Year U.S. Treasury Notes	601	12-19-2023	$66,149,179	$66,729,781	$580,602	$0
Long Gilt Futures	811	12-27-2023	97,191,270	98,186,159	994,889	0
Short
DAX Index	(91)	9-15-2023	(39,629,789)	(39,467,893)	161,896	0
E-Mini Russell 1000 Value Index	(357)	9-15-2023	(27,305,488)	(27,888,840)	0	(583,352)
Euro STOXX 50 Index	(693)	9-15-2023	(32,668,483)	(32,410,251)	258,232	0
MSCI Emerging Markets Index	(798)	9-15-2023	(39,474,716)	(39,074,070)	400,646	0
British Pound Futures	(503)	9-18-2023	(39,663,769)	(39,815,594)	0	(151,825)
2-Year Euro SCHATZ	(1,341)	12-7-2023	(153,304,647)	(153,379,953)	0	(75,306)
Ultra 10-Year U.S. Treasury Notes	(808)	12-19-2023	(92,728,451)	(93,816,375)	0	(1,087,924)
					$9,928,918	$(4,561,769)
See accompanying notes to portfolio of investments
Allspring Asset Allocation Fund | 3

Notes to portfolio of investments—August 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in underlying mutual funds (other than those listed on a foreign or domestic exchange or market) are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
4 | Allspring Asset Allocation Fund

Notes to portfolio of investments—August 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$298,058,098	$0	$0	$298,058,098
Investments measured at net asset value*				987,179,493
	298,058,098	0	0	1,285,237,591
Futures contracts	9,928,918	0	0	9,928,918
Total assets	$307,987,016	$0	$0	$1,295,166,509
Liabilities
Futures contracts	$4,561,769	$0	$0	$4,561,769
Total liabilities	$4,561,769	$0	$0	$4,561,769

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $987,179,493 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following each Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of August 31, 2023, $24,674,102 was segregated as cash collateral for these open futures contracts.
For the three months ended August 31, 2023, the Fund did not have transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Large Company Value Portfolio	Seeks long-term capital appreciation
Allspring Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Growth Portfolio	Seeks long-term capital appreciation
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
Allspring Asset Allocation Fund | 5